BUSINESS COMBINATIONS - Consideration Transferred for Xappia (Details) - USD ($) $ in Thousands		Oct. 21, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Acquisition-date fair value of total consideration transferred [abstract]
Total consideration paid net of cash and cash equivalents acquired	[1]		$ 69,060	$ 97,300	$ 4,137
Other financial liabilities - current			19,822	8,937
Other financial liabilities - non current			74,376	1,617
Contingent consideration
Acquisition-date fair value of total consideration transferred [abstract]
Other financial liabilities - current			19,729	8,937
Other financial liabilities - non current			73,639	1,617
Xappia
Acquisition-date fair value of total consideration transferred [abstract]
Down payment		$ 4,136
Working capital adjustment		(149)
Contingent consideration		3,868
Installment payment		3,402
Total consideration paid net of cash and cash equivalents acquired		$ 11,257
Xappia | Contingent consideration
Acquisition-date fair value of total consideration transferred [abstract]
Other financial liabilities - current			4,761	0
Other financial liabilities - non current			$ 2,382	$ 0

[1]	Cash paid for assets acquired and liabilities assumed in the acquisition of subsidiaries (note 25)